CONSOLIDATED BALANCE SHEETS - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Current Assets
Cash and cash equivalents	$ 17,906	$ 20,382
Accounts and other receivables	2,086	2,938
Restricted cash and deposits	499	0
Investments	728	1,691
Inventories	646	151
Prepaid expenses and other	538	401
Current assets	22,403	25,563
Non-Current Assets
Restricted cash and deposits	6,593	6,948
Investments	1,027	0
Inventories	4,743	5,110
Property, plant and equipment	14,139	13,967
Mineral properties	74,816	65,849
Intangible assets	115	195
Total Assets	123,836	117,632
Current Liabilities
Accounts payable and accrued liabilities	3,601	1,832
Environmental services contract loss provision	25	121
Deferred revenue	87	167
Flow-through share premium pending renunciation	276	0
Current Liabilities	3,989	2,120
Non-Current Liabilities
Environmental services contract loss provision	101	156
Deferred revenue	109	170
Silver streaming interest	11,518	18,118
Decommissioning and rehabilitation provision	5,055	4,955
Deferred income tax liabilities, net	3,004	1,440
Total Liabilities	23,776	26,959
Shareholders' Equity	100,060	90,673
Total Liabilities and Shareholders' Equity	$ 123,836	$ 117,632